Segmented Information - Other Operating Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Other revenue	$ 4,434,200,000	$ 3,257,600,000
Other expenses	(4,170,500,000)	(2,996,000,000)
Other revenue (expenses)	263,700,000	261,600,000
Cost of sales	2,653,200,000	1,821,400,000
Reportable segments | Other
Disclosure of operating segments [line items]
Other revenue	4,434,200,000	3,257,600,000
Other expenses	(4,176,100,000)	(2,996,000,000)
Other revenue (expenses)	258,100,000	261,600,000
Restaurants and retail | Reportable segments | Other
Disclosure of operating segments [line items]
Other revenue	2,013,400,000	1,441,700,000
Other expenses	(1,890,700,000)	(1,322,500,000)
Other revenue (expenses)	122,700,000	119,200,000
Fairfax India | Reportable segments | Other
Disclosure of operating segments [line items]
Other revenue	430,300,000	336,000,000
Other expenses	(403,300,000)	(315,900,000)
Other revenue (expenses)	27,000,000	20,100,000
Thomas Cook India | Reportable segments | Other
Disclosure of operating segments [line items]
Other revenue	1,202,400,000	1,009,600,000
Other expenses	(1,184,100,000)	(953,100,000)
Other revenue (expenses)	18,300,000	56,500,000
Other | Reportable segments | Other
Disclosure of operating segments [line items]
Other revenue	788,100,000	470,300,000
Other expenses	(698,000,000)	(404,500,000)
Other revenue (expenses)	90,100,000	$ 65,800,000
IFRS 15 | Thomas Cook India
Disclosure of operating segments [line items]
Revenue	770,100,000
Cost of sales	$ 770,100,000.0